CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Non controlling interest USD ($)	Non controlling interest CNY
Beginning Balance at Dec. 31, 2009		311,221				1,434		217,465		6,527				85,795
Beginning Balance (in shares) at Dec. 31, 2009			22,882,908	189,617,092
Net income for the year		40,713								28,498				12,215
Other comprehensive income (loss)		(111)										(78)		(33)
Share-based compensation expenses		6,853						6,853
Shareholder contribution for acquisition of subsidiaries		375,300						276,789						98,511
Ending Balance at Dec. 31, 2010		733,976				1,434		501,107		35,025		(78)		196,488
Ending Balance (in shares) at Dec. 31, 2010			22,882,908	189,617,092
Net income for the year		163,343								151,506				11,837
Other comprehensive income (loss)		(278)										(349)		71
Deemed dividend to VODone		(30,278)								(30,278)
Dividend declared		(71,400)								(71,400)
Share-based compensation expenses (in shares)			229,550
Share-based compensation expenses		815				1		814
Acquisition of noncontrolling interests (in shares)			90,000,000
Acquisition of noncontrolling interests						502		207,894						(208,396)
Ending Balance at Dec. 31, 2011		796,178				1,937		709,815		84,853		(427)
Ending Balance (in shares) at Dec. 31, 2011			113,112,458	189,617,092
Net income for the year	(2,323)	(14,473)								(14,338)				(135)
Other comprehensive income (loss)	1	7										7
Accretion of contingently redeemable ordinary shares		(3,023)								(3,023)
Deemed dividend to VODone		(30,616)						2,313		(32,929)
Capital contribution from noncontrolling interests		200												200
Share-based compensation expenses		14,075						14,075
Exercise of share-based awards (in shares)			464,750
Exercise of share-based awards						3		(3)
Ending Balance at Dec. 31, 2012	$ 122,366	762,348			$ 311	1,940	$ 116,564	726,200	$ 5,548	34,563	$ (67)	(420)	$ 10	65
Ending Balance (in shares) at Dec. 31, 2012			113,577,208	189,617,092